Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 0.0%
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	76,590	$8
Total Common Stocks
(Cost $–)		8

PREFERRED STOCKS† - 2.2%
Financial - 2.1%
Citigroup, Inc. ††
6.75%	300,000	304,580
6.88%	250,000	257,639
3.88%	200,000	198,152
Wells Fargo & Co. ††
3.90%	500,000	495,144
6.85%	100,000	105,089
Goldman Sachs Group, Inc. ††
6.85%	250,000	259,682
3.80%	150,000	148,178
7.50%	100,000	105,574
Bank of New York Mellon Corp. ††
3.75%	400,000	392,011
5.95%	50,000	50,558
Bank of America Corp. ††
6.25%	325,000	329,152
4.38%	100,000	98,359
JPMorgan Chase & Co. ††
3.65%	250,000	247,259
6.50%	110,000	113,865
Charles Schwab Corp. ††
4.00%	200,000	187,673
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	121,140
State Street Corp. ††
6.45%	100,000	103,177
American National Group, Inc.
7.38%	4,000	100,440
Selective Insurance Group, Inc.
4.60%	4,000	74,200
Kuvare US Holdings, Inc. ††
7.00% due 02/17/51[2]	68,000	67,679
First Republic Bank ††
4.25%*	16,525	2
4.50%*	675	–
Total Financial		3,759,553
Energy - 0.1%
Venture Global LNG, Inc. ††
9.00%[2]	150,000	148,662
Utilities - 0.0%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	2,100	54,075
Total Preferred Stocks
(Cost $4,425,865)		3,962,290

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	684	5
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	23,402	2
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	8,510	1
Total Warrants
(Cost $1,584)		8

MUTUAL FUND† - 14.3%
Guggenheim Variable Insurance Strategy Fund III[3]	1,058,025	26,334,233
Total Mutual Fund
(Cost $26,307,356)		26,334,233

MONEY MARKET FUND***,† - 2.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[4]	3,767,573	3,767,573
Total Money Market Fund
(Cost $3,767,573)		3,767,573

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 42.1%
Government Agency - 30.6%
Uniform MBS 30 Year
3.00% due 12/01/25[5]	14,940,000	13,122,071
5.00% due 01/01/26[5]	6,082,000	6,026,423
5.50% due 12/01/25[5]	4,740,000	4,777,640
2.50% due 12/01/25[5]	4,210,000	3,550,024
6.00% due 01/01/26[5]	2,680,000	2,735,114
6.00% due 12/01/25[5]	1,680,000	1,715,927
2.00% due 12/01/25[5]	1,210,000	975,621
Fannie Mae
5.00% due 05/01/53	2,193,975	2,190,797
6.00% due 09/01/54	1,004,204	1,036,181
5.50% due 09/01/54	1,019,139	1,035,202
5.00% due 04/01/53	799,028	796,693
5.50% due 05/01/55	621,947	629,035
5.00% due 08/01/53	485,109	483,165
5.00% due 10/25/51	445,289	445,810
5.00% due 02/25/54	435,002	435,251
5.00% due 01/25/53	434,281	435,147
5.50% due 04/01/55	415,537	420,273
5.00% due 11/25/53	386,942	387,203
5.00% due 01/25/53	380,555	381,293
5.00% due 06/01/53	169,692	168,979
Freddie Mac
3.00% due 05/01/52	1,480,281	1,303,156
5.50% due 09/01/53	882,255	903,459
5.00% due 04/01/53	765,626	763,546
6.00% due 08/01/54	709,910	733,769
5.00% due 11/25/51	686,271	687,109
5.50% due 09/01/54	622,451	633,824
6.00% due 09/01/54	612,538	632,421
5.50% due 04/01/55	413,939	418,657
5.00% due 03/01/53	417,066	415,420
5.00% due 10/25/51	341,018	339,815
5.50% due 06/01/53	214,460	218,153
5.00% due 02/25/52	146,540	146,740
Ginnie Mae
5.50% due 12/01/25[5]	1,650,000	1,661,383
5.00% due 01/01/26[5]	1,593,370	1,582,471
5.25% due 03/20/52	348,548	352,129
Uniform MBS 15 Year
4.50% due 12/01/25[5]	1,688,850	1,686,406
4.50% due 11/01/25[5]	1,601,150	1,599,270

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 42.1% (continued)
Government Agency - 30.6% (continued)
Government National Mortgage Association
5.00% due 01/20/55	236,416	$235,492
Fannie Mae-Aces
1.60% (WAC) due 03/25/35◊,6	2,483,086	201,267
Total Government Agency		56,262,336
Residential Mortgage-Backed Securities - 9.6%
OBX Trust
2025-NQM16, 5.21% due 08/25/65[2,7]	500,000	498,456
2024-NQM11, 6.13% due 06/25/64[2,7]	364,786	368,751
2024-NQM3, 6.43% due 12/25/63[2,7]	319,897	324,130
2024-NQM13, 5.37% due 06/25/64[2,7]	185,362	185,666
2024-NQM2, 6.18% due 12/25/63[2,7]	167,512	168,573
2022-NQM1, 6.50% (WAC) due 11/25/62◊,2	163,055	162,783
2024-NQM5, 6.29% due 01/25/64[2,7]	158,513	160,168
2024-NQM6, 6.85% due 02/25/64[2,7]	99,040	100,440
2024-NQM9, 6.44% due 01/25/64[2,7]	72,126	72,899
2024-NQM8, 6.59% due 05/25/64[2,7]	68,479	69,300
2022-NQM9, 6.45% due 09/25/62[2,7]	66,891	66,733
FIGRE Trust
2025-PF2, 5.22% (WAC) due 10/25/55◊,2	656,000	652,933
2024-HE3, 6.13% (WAC) due 07/25/54◊,2	297,230	303,038
2024-HE2, 6.38% (WAC) due 05/25/54◊,2	215,600	221,125
2025-HE1, 5.83% (WAC) due 01/25/55◊,2	171,794	174,249
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	78,515	78,803
2024-HE1, 6.17% (WAC) due 03/25/54◊,2	68,817	70,339
NYMT Loan Trust
2025-INV2, 5.46% due 10/25/60[2,7]	1,000,000	999,176
GCAT Trust
2023-NQM3, 6.89% due 08/25/68[2,7]	324,163	328,500
2025-NQM4, 5.73% due 06/25/70[2,7]	245,559	247,477
2025-INV3, 6.00% (WAC) due 08/25/55◊,2	197,667	201,084
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	526,136	491,957
2021-13, 2.50% (WAC) due 04/25/52◊,2	225,947	211,302
RCKT Mortgage Trust
2025-CES8, 5.25% (WAC) due 08/25/55◊,2	496,933	498,569
2024-CES4, 6.15% due 06/25/44[2,7]	147,100	149,054
PRPM LLC
2025-7, 5.50% due 08/25/30[2,7]	398,583	399,161
2025-6, 5.77% due 08/25/28[2,7]	238,117	238,364
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	303,844	303,818
2021-GS5, 5.25% due 07/25/67[2,7]	292,976	292,941
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.51% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	1,101,705	575,557
Ameriquest Mortgage Securities Trust
2006-M3, 4.43% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	1,941,818	569,855
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,2	554,252	529,786
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[2,7]	373,227	375,976
2023-1, 4.75% due 09/26/67[2,7]	152,686	151,427
HOMES Trust
2025-AFC3, 5.34% due 08/25/60[2,7]	500,000	497,913
LHOME Mortgage Trust
2025-RTL3, 5.24% due 08/25/40[2]	250,000	250,665
2024-RTL5, 5.32% due 09/25/39[2,7]	200,000	200,774
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56◊,2	441,405	444,749

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 42.1% (continued)
Residential Mortgage-Backed Securities - 9.6% (continued)
Morgan Stanley Residential Mortgage Loan Trust
2025-SPL1, 4.25% due 02/25/65[2,5]	450,000	$435,494
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 4.63% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,2	472,826	412,272
Home Equity Loan Trust
2007-FRE1, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	376,446	365,361
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[2,7]	198,177	196,415
2024-NQM1, 6.40% due 12/01/63[2,7]	156,872	158,097
Master Asset-Backed Securities Trust
2006-WMC4, 4.57% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	1,054,715	341,923
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.86% (WAC) due 02/25/61◊,2	331,423	329,810
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[2]	235,630	236,299
2025-NQM3, 5.53% due 05/25/65[2]	91,752	92,655
First Franklin Mortgage Loan Trust
2006-FF16, 4.69% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	788,433	318,633
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[2]	317,936	318,060
Towd Point Mortgage Trust
2025-FIX1, 5.16% due 07/25/45[2,7]	300,000	298,394
CSMC Trust
2021-RPL4, 4.14% (WAC) due 12/27/60◊,2	292,044	290,859
HarborView Mortgage Loan Trust
2006-14, 4.55% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	273,851	256,441
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	1,571,597	245,314
EFMT
2025-CES4, 5.43% due 06/25/60[2,7]	240,486	242,319
NovaStar Mortgage Funding Trust Series
2007-2, 4.47% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	229,230	226,010
Cross Mortgage Trust
2025-H6, 5.54% due 07/25/70[2,7]	197,413	198,076
Vista Point Securitization Trust
2024-CES3, 5.68% due 01/25/55[2,7]	173,656	174,445
Provident Funding Mortgage Trust
2025-4, 5.50% (WAC) due 09/25/55◊,2	150,000	149,952
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	170,884	145,020
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[2,7]	149,766	141,154
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,2	147,024	139,249
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,2	103,011	106,714
LSTAR Securities Investment Ltd.
2024-1, 7.46% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,2	82,647	83,266
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,2	77,529	78,362
Top Pressure Recovery Turbines
7.51% due 11/01/69	78,063	78,141

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 42.1% (continued)
Residential Mortgage-Backed Securities - 9.6% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 2.86% due 06/26/36[2]	23,764	$23,041
Total Residential Mortgage-Backed Securities		17,718,267
Commercial Mortgage-Backed Securities - 1.0%
BX Commercial Mortgage Trust
2022-LP2, 6.11% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,2	350,000	349,562
2021-VOLT, 6.27% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,2	339,090	338,454
2024-AIRC, 6.29% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,2	187,239	187,766
BX Trust
2024-VLT4, 6.29% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 06/15/41◊,2	150,000	150,094
2024-VLT4, 6.09% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 06/15/41◊,2	100,000	100,094
Extended Stay America Trust
2021-ESH, 6.52% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,2	210,819	210,819
RWC Commercial Mortgage Trust
2025-1, due 06/25/40[2,5]	200,000	199,742
GS Mortgage Securities Trust
2020-GC45, 0.73% (WAC) due 02/13/53◊,6	9,267,337	197,527
Life Mortgage Trust
2021-BMR, 6.62% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,2	175,000	172,973
CFCRE Commercial Mortgage Trust
2016-C3, 1.04% (WAC) due 01/10/48◊,6	2,646,868	2,294
Citigroup Commercial Mortgage Trust
2016-GC37, 1.76% (WAC) due 04/10/49◊,6	2,409,234	905
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.51% (WAC) due 01/15/59◊,6	2,576,921	88
COMM Mortgage Trust
2015-CR26, 0.87% (WAC) due 10/10/48◊,6	579,704	7
Total Commercial Mortgage-Backed Securities		1,910,325
Military Housing - 0.9%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,2	891,150	868,948
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.65% (WAC) due 11/25/55◊,2	875,205	766,213
Total Military Housing		1,635,161
Total Collateralized Mortgage Obligations
(Cost $79,263,465)		77,526,089

CORPORATE BONDS†† - 22.2%
Financial - 11.5%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[2]	1,000,000	891,514
BPCE S.A.
7.00% due 10/19/34[2,8]	250,000	278,894
5.39% due 05/28/31[2,8]	250,000	256,486
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	280,000	267,993
5.30% due 01/15/29	250,000	254,572
Wilton RE Ltd.
6.00% [2,8,9]	497,000	494,117
Nippon Life Insurance Co.
2.75% due 01/21/51[2,8]	350,000	314,943
2.90% due 09/16/51[2,8]	200,000	178,869
Macquarie Bank Ltd.
5.64% due 08/13/36[2,8]	275,000	278,565
3.62% due 06/03/30[2]	200,000	190,578
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	250,000	235,819
5.63% due 08/16/32	100,000	103,914
5.75% due 05/20/35[2]	100,000	103,674
Lazard Group LLC
6.00% due 03/15/31	250,000	264,200
5.63% due 08/01/35	175,000	177,974
FS KKR Capital Corp.
2.63% due 01/15/27	247,000	239,992
3.25% due 07/15/27	200,000	193,273

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 22.2% (continued)
Financial - 11.5% (continued)
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	$197,844
5.68% due 01/15/35	100,000	103,724
5.33% due 01/15/36	75,000	75,396
4.70% due 09/20/47	50,000	43,814
Global Atlantic Finance Co.
4.70% due 10/15/51[2,8]	250,000	246,273
7.95% due 06/15/33[2]	150,000	173,821
Host Hotels & Resorts, LP
3.50% due 09/15/30	395,000	370,848
2.90% due 12/15/31	50,000	44,490
Fort Moore Family Communities LLC
6.09% due 01/15/51[2]	446,394	403,825
Safehold GL Holdings LLC
2.80% due 06/15/31	160,000	146,494
2.85% due 01/15/32	151,000	133,987
6.10% due 04/01/34	87,000	91,652
5.65% due 01/15/35	23,000	23,536
CoStar Group, Inc.
2.80% due 07/15/30[2]	430,000	393,656
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	350,000	369,235
Macquarie Group Ltd.
2.87% due 01/14/33[2,8]	250,000	225,449
2.69% due 06/23/32[2,8]	140,000	126,480
Maple Grove Funding Trust I
4.16% due 08/15/51[2]	500,000	351,575
Liberty Mutual Group, Inc.
4.30% due 02/01/61[2]	554,000	348,822
First American Financial Corp.
4.00% due 05/15/30	360,000	347,998
United Wholesale Mortgage LLC
5.50% due 04/15/29[2]	300,000	295,876
5.50% due 11/15/25[2]	50,000	49,982
LPL Holdings, Inc.
4.00% due 03/15/29[2]	174,000	170,161
6.00% due 05/20/34	160,000	167,180
Morgan Stanley
6.63% due 11/01/34[8]	153,000	171,147
5.94% due 02/07/39[8]	150,000	157,049
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[2]	350,000	326,845
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[2,8]	300,000	312,139
American National Global Funding
5.25% due 06/03/30[2]	300,000	305,920
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[2]	370,000	293,189
TPG Operating Group II, LP
5.88% due 03/05/34	251,000	264,754
UBS Group AG
2.10% due 02/11/32[2,8]	300,000	264,702
Citadel Securities Global Holdings LLC
6.20% due 06/18/35[2]	250,000	262,619
Credit Agricole S.A.
5.22% due 05/27/31[2,8]	250,000	256,458
MidCap Funding XLVI Trust
6.72% (1 Month Term SOFR + 2.50%, Rate Floor: 0.00%) due 04/15/28◊,†††	250,000	250,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2]	250,000	241,546
Capital One Financial Corp.
6.38% due 06/08/34[8]	150,000	162,251
5.20% due 09/11/36[8]	75,000	74,175
Societe Generale S.A.
2.89% due 06/09/32[2,8]	250,000	224,054
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	223,950
American National Group, Inc.
6.00% due 07/15/35	141,000	143,940
7.00% due 12/01/55[8]	75,000	77,293
Westpac Banking Corp.
3.02% due 11/18/36[8]	150,000	133,784
3.13% due 11/18/41	73,000	55,251
2.67% due 11/15/35[8]	27,000	24,229
Equitable Holdings, Inc.
6.70% due 03/28/55[8]	202,000	210,537
Lloyds Banking Group plc
5.59% due 11/26/35[8]	200,000	207,871
Equities AB
5.85% due 05/08/35[2]	200,000	206,516
Allianz SE
6.55% [2,8,9]	200,000	206,480
Nationwide Building Society
5.54% due 07/14/36[2,8]	200,000	205,675
Sumitomo Life Insurance Co.
5.88% due 09/10/55[2,8]	200,000	203,621
Encore Capital Group, Inc.
6.63% due 04/15/31[2]	200,000	199,418
Carlyle Group, Inc.
5.05% due 09/19/35	200,000	199,301
Santander UK Group Holdings plc
5.14% due 09/22/36[8]	200,000	198,136
Hunt Companies, Inc.
5.25% due 04/15/29[2]	200,000	194,989
Trustage Financial Group, Inc.
4.63% due 04/15/32[2]	200,000	191,597
Farmers Insurance Exchange
7.00% due 10/15/64[2,8]	180,000	186,840
Blue Owl IV SR SEC A
5.94% due 09/04/45†††	182,000	182,000
CNO Financial Group, Inc.
6.45% due 06/15/34	170,000	180,400
Americo Life, Inc.
3.45% due 04/15/31[2]	200,000	180,359

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 22.2% (continued)
Financial - 11.5% (continued)
AmFam Holdings, Inc.
2.81% due 03/11/31[2]	200,000	$173,688
Dyal Capital Partners III (A), LP
6.55% due 06/15/44†††	168,000	169,454
Blue Owl IV SR SEC B
5.94% due 09/04/45†††	168,000	168,000
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[2]	160,000	167,823
Belrose Funding Trust II
6.79% due 05/15/55[2]	150,000	162,441
Jefferies Financial Group, Inc.
6.20% due 04/14/34	133,000	141,405
6.25% due 01/15/36	17,000	18,126
MetLife, Inc.
6.35% due 03/15/55[8]	150,000	159,370
Reinsurance Group of America, Inc.
5.75% due 09/15/34	100,000	104,548
6.65% due 09/15/55[8]	50,000	52,485
Ascot Group Ltd.
6.35% due 06/15/35[2,8]	150,000	156,354
Beacon Funding Trust
6.27% due 08/15/54[2]	150,000	153,499
GA Global Funding Trust
4.50% due 09/18/30[2]	150,000	148,793
Pacific Beacon LLC
5.51% due 07/15/36[2]	150,000	148,708
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[2]	184,000	143,815
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[2]	190,000	136,375
Ares Finance Company II LLC
3.25% due 06/15/30[2]	141,000	133,178
Dyal Capital Partners III (B), LP
6.55% due 06/15/44†††	132,000	133,134
PartnerRe Finance B LLC
4.50% due 10/01/50[8]	140,000	132,094
RGA Global Funding
5.50% due 01/11/31[2]	120,000	125,191
OneMain Finance Corp.
7.13% due 03/15/26	122,000	123,103
Prudential Financial, Inc.
3.70% due 10/01/50[8]	130,000	121,432
Aretec Group, Inc.
10.00% due 08/15/30[2]	100,000	108,950
Henneman Trust
6.58% due 05/15/55[2]	100,000	106,653
Enstar Group Ltd.
7.50% due 04/01/45[2,8]	100,000	104,291
Fortitude Group Holdings LLC
6.25% due 04/01/30[2]	100,000	103,830
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[2]	100,000	103,428
UWM Holdings LLC
6.25% due 03/15/31[2]	100,000	99,524
Apollo Management Holdings, LP
2.65% due 06/05/30[2]	90,000	83,306
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	71,593
Globe Life, Inc.
5.85% due 09/15/34	65,000	68,150
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[2]	100,000	66,850
Symetra Life Insurance Co.
6.55% due 10/01/55[2]	50,000	53,044
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,8]	50,000	51,613
Rocket Companies, Inc.
6.38% due 08/01/33[2]	50,000	51,606
Nassau Companies of New York
7.88% due 07/15/30[2]	50,000	51,066
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[2]	50,000	50,000
Western & Southern Life Insurance Co.
3.75% due 04/28/61[2]	68,000	47,186
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2]	35,000	35,318
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	50,000	34,985
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30	24,000	25,119
Total Financial		21,096,058
Energy - 2.8%
BP Capital Markets plc
4.88% [8,9]	436,000	432,918
6.13% [8,9]	75,000	77,681
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	250,000	257,682
5.60% due 01/15/36	200,000	202,514
MPLX, LP
5.95% due 04/01/55	150,000	146,638
6.20% due 09/15/55	125,000	126,456
5.40% due 09/15/35	125,000	125,271
5.65% due 03/01/53	50,000	47,194
ONEOK, Inc.
6.25% due 10/15/55	275,000	279,268
5.65% due 09/01/34	100,000	102,514
7.15% due 01/15/51	50,000	56,021

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 22.2% (continued)
Energy - 2.8% (continued)
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[2]	200,000	$212,907
6.10% due 08/23/42[2]	200,000	210,332
Targa Resources Corp.
5.50% due 02/15/35	300,000	305,264
6.50% due 03/30/34	63,000	68,599
Venture Global LNG, Inc.
9.50% due 02/01/29[2]	200,000	220,405
9.88% due 02/01/32[2]	100,000	108,872
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[2]	328,000	266,890
ITT Holdings LLC
6.50% due 08/01/29[2]	248,000	243,817
Cheniere Energy Partners, LP
5.75% due 08/15/34	150,000	155,938
5.55% due 10/30/35[2]	50,000	51,081
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[2]	200,000	188,770
Gulfstream Natural Gas System LLC
5.60% due 07/23/35[2]	175,000	179,299
Viper Energy Partners LLC
5.70% due 08/01/35	175,000	177,926
HF Sinclair Corp.
5.50% due 09/01/32	175,000	177,885
Occidental Petroleum Corp.
5.38% due 01/01/32	150,000	152,547
Midwest Connector Capital Company LLC
4.63% due 04/01/29[2]	110,000	110,478
Sunoco, LP
7.25% due 05/01/32[2]	100,000	104,948
Whistler Pipeline LLC
5.70% due 09/30/31[2]	100,000	103,959
NuStar Logistics, LP
5.63% due 04/28/27	100,000	100,614
Parkland Corp.
4.63% due 05/01/30[2]	100,000	97,226
Phillips 66 Co.
6.20% due 03/15/56[8]	75,000	75,201
Energy Transfer, LP
7.38% due 02/01/31[2]	50,000	52,224
Vnom Sub, Inc.
5.38% due 11/01/27[2]	26,000	26,005
Total Energy		5,245,344
Industrial - 1.7%
AP Grange Holdings LLC
6.50% due 03/20/45†††	900,000	949,500
5.00% due 03/20/45†††	200,000	208,000
Stadco LA LLC
3.75% due 05/15/56†††	500,000	349,637
Flowserve Corp.
3.50% due 10/01/30	227,000	216,342
2.80% due 01/15/32	147,000	130,146
Vontier Corp.
2.95% due 04/01/31	340,000	310,554
TD SYNNEX Corp.
2.65% due 08/09/31	210,000	188,401
6.10% due 04/12/34	100,000	106,312
Terminal Investment Ltd.
5.63% due 07/09/32†††	200,000	201,367
Weir Group plc
2.20% due 05/13/26[2]	200,000	196,810
FedEx Corp.
4.10% due 02/01/45[2]	75,000	58,706
AP Grange Holdings LLC Deferral
6.50% due 03/20/45†††	58,587	58,587
Berry Global, Inc.
1.57% due 01/15/26	50,000	49,569
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	35,456
Total Industrial		3,059,387
Consumer, Non-cyclical - 1.5%
Smithfield Foods, Inc.
2.63% due 09/13/31[2]	300,000	262,789
3.00% due 10/15/30[2]	100,000	91,362
Altria Group, Inc.
3.70% due 02/04/51	350,000	252,206
4.45% due 05/06/50	50,000	40,535
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
3.00% due 05/15/32	200,000	178,935
4.38% due 02/02/52	100,000	78,622
GXO Logistics, Inc.
6.50% due 05/06/34	100,000	107,515
6.25% due 05/06/29	100,000	105,016
IQVIA, Inc.
5.00% due 05/15/27[2]	200,000	199,443
CVS Health Corp.
6.75% due 12/10/54[8]	150,000	154,835
6.20% due 09/15/55	25,000	25,731
Triton Container International Ltd.
3.15% due 06/15/31[2]	200,000	178,354
Becle, SAB de CV
2.50% due 10/14/31[2]	200,000	172,803
Brink’s Co.
6.75% due 06/15/32[2]	150,000	156,022
Graham Holdings Co.
5.75% due 06/01/26[2]	150,000	149,939
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	150,000	148,827
Global Payments, Inc.
2.90% due 11/15/31	140,000	125,543
AZ Battery Property LLC
6.73% due 02/20/46†††	100,000	97,632

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 22.2% (continued)
Consumer, Non-cyclical - 1.5% (continued)
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	$89,290
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Incorporated / JBS USA Food Co.
5.50% due 01/15/36[2]	75,000	76,591
Central Garden & Pet Co.
4.13% due 04/30/31[2]	42,000	39,185
Total Consumer, Non-cyclical		2,731,175
Communications - 1.3%
Level 3 Financing, Inc.
3.88% due 10/15/30[2]	330,000	288,121
4.00% due 04/15/31[2]	60,000	51,586
British Telecommunications plc
4.88% due 11/23/81[2,8]	350,000	335,714
Paramount Global
4.90% due 08/15/44	132,000	106,327
5.25% due 04/01/44	116,000	95,323
5.90% due 10/15/40	72,000	66,133
Vodafone Group plc
4.13% due 06/04/81[8]	250,000	233,873
NTT Finance Corp.
5.50% due 07/16/35[2]	200,000	206,878
Rogers Communications, Inc.
4.55% due 03/15/52	159,000	131,800
7.13% due 04/15/55[8]	50,000	53,008
Altice France S.A.
5.13% due 07/15/29[2]	200,000	170,800
Sirius XM Radio LLC
4.13% due 07/01/30[2]	180,000	168,824
Bell Telephone Company of Canada or Bell Canada
7.00% due 09/15/55[8]	150,000	156,766
TELUS Corp.
7.00% due 10/15/55[8]	75,000	79,081
6.63% due 10/15/55[8]	75,000	77,213
CSC Holdings LLC
4.13% due 12/01/30[2]	200,000	130,971
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	32,000	21,673
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2]	16,000	15,990
Total Communications		2,390,081
Utilities - 1.1%
QTS Corp.
5.42% due 08/21/32†††	825,000	825,183
NRG Energy, Inc.
2.45% due 12/02/27[2]	200,000	191,719
7.00% due 03/15/33[2]	100,000	110,570
Dominion Energy, Inc.
6.20% due 02/15/56[8]	200,000	201,309
AES Corp.
3.95% due 07/15/30[2]	170,000	164,157
PacifiCorp
7.38% due 09/15/55[8]	150,000	157,923
CMS Energy Corp.
6.50% due 06/01/55[8]	140,000	144,949
Brooklyn Union Gas Co.
6.39% due 09/15/33[2]	100,000	107,791
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[8]	67,000	69,570
Sierra Pacific Power Co.
6.20% due 12/15/55[8]	50,000	50,044
Southern Co.
3.75% due 09/15/51[8]	29,000	28,613
Total Utilities		2,051,828
Consumer, Cyclical - 1.0%
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	337,027
5.85% due 08/01/34	30,000	30,682
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[2]	250,000	248,844
Warnermedia Holdings, Inc.
4.28% due 03/15/32	233,000	213,486
5.14% due 03/15/52	28,000	20,860
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[2]	200,000	206,524
LG Energy Solution Ltd.
5.50% due 07/02/34[2]	200,000	202,542
Hasbro, Inc.
6.05% due 05/14/34	150,000	156,886
United Airlines, Inc.
4.38% due 04/15/26[2]	150,000	149,770
Air Canada
3.88% due 08/15/26[2]	150,000	148,639
Whirlpool Corp.
4.50% due 06/01/46	100,000	76,298
4.60% due 05/15/50	10,000	7,475
British Airways Class A Pass Through Trust
2.90% due 03/15/35[2]	81,502	73,965
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[2]	25,000	24,969
Total Consumer, Cyclical		1,897,967
Technology - 0.7%
Oracle Corp.
5.20% due 09/26/35	175,000	175,964
3.95% due 03/25/51	217,000	161,341
5.95% due 09/26/55	125,000	124,615
4.80% due 09/26/32	75,000	75,090
5.88% due 09/26/45	50,000	50,136
6.10% due 09/26/65	25,000	24,954
Foundry JV Holdco LLC
6.20% due 01/25/37[2]	200,000	213,338
5.88% due 01/25/34[2]	200,000	208,354
Constellation Software, Inc.
5.46% due 02/16/34[2]	100,000	102,156

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 22.2% (continued)
Technology - 0.7% (continued)
Qorvo, Inc.
3.38% due 04/01/31[2]	100,000	$91,878
Atlassian Corp.
5.50% due 05/15/34	70,000	72,115
Total Technology		1,299,941
Basic Materials - 0.5%
Alumina Pty Ltd.
6.13% due 03/15/30[2]	400,000	409,078
Novelis Corp.
6.38% due 08/15/33[2]	125,000	126,292
Dow Chemical Co.
6.90% due 05/15/53	110,000	117,529
Arsenal AIC Parent LLC
8.00% due 10/01/30[2]	100,000	105,880
Minerals Technologies, Inc.
5.00% due 07/01/28[2]	90,000	88,200
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	70,000	70,000
Total Basic Materials		916,979
Transportation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34†††	196,000	198,915
Total Corporate Bonds
(Cost $42,392,541)		40,887,675

U.S. GOVERNMENT SECURITIES†† - 17.2%
U.S. Treasury Notes
4.25% due 05/15/35	5,220,000	5,268,122
4.00% due 07/31/32	3,500,000	3,516,406
4.13% due 05/31/32	3,250,000	3,291,133
4.13% due 11/30/29	1,810,000	1,839,130
4.13% due 11/30/31	750,000	760,664
4.00% due 03/31/30	660,000	667,554
4.63% due 02/15/35	370,000	384,511
U.S. Treasury Bonds
due 05/15/51[10,11]	12,850,000	3,723,015
4.38% due 11/15/39	2,500,000	2,479,687
due 05/15/44[6,10]	2,790,000	1,115,967
due 02/15/46[6,10]	1,990,000	727,447
due 02/15/54[10,11]	2,500,000	646,570
due 02/15/52[10,11]	2,180,000	611,166
due 08/15/54[10,11]	1,850,000	468,532
due 02/15/55[10,11]	1,750,000	433,934
4.75% due 08/15/55	300,000	301,078
due 11/15/44[6,10]	500,000	194,902
United States Treasury Inflation Indexed Bonds
2.13% due 01/15/35[16]	5,148,658	5,300,007
Total U.S. Government Securities
(Cost $32,395,822)		31,729,825

ASSET-BACKED SECURITIES†† - 15.3%
Collateralized Loan Obligations - 5.6%
BXMT Ltd.
2020-FL2 AS, 5.66% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,2	1,000,000	988,028
2020-FL3 C, 7.31% (1 Month Term SOFR + 3.16%, Rate Floor: 3.16%) due 11/15/37◊,2	250,000	244,649
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.67% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,2	700,000	711,224
2024-5A B, 7.52% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,2	250,000	252,575
Dryden 37 Senior Loan Fund
2017-37A BR, 5.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,2	367,868	368,063
2017-37A CR, 7.83% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,2	333,333	334,168
2015-37A SUB, due 01/15/31[2,12]	298,799	1,357
KREF Ltd.
2021-FL2 C, 6.26% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,2	500,000	497,282
2021-FL2 AS, 5.56% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,2	150,000	149,176
Ares Direct Lending CLO 6 LLC
2025-2A B, due 10/16/37◊,2,5	600,000	600,000
Cerberus Loan Funding 50 LLC
2025-1A B, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/37◊,2	500,000	502,794
Cerberus Loan Funding XL LLC
2023-1A A, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,2	500,000	501,854
Golub Capital Partners CLO 54M L.P
2025-54A CR, 6.78% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 08/05/37◊,2	500,000	499,988

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.3% (continued)
Collateralized Loan Obligations - 5.6% (continued)
LoanCore Issuer Ltd.
2021-CRE6 C, 6.57% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,2	500,000	$497,908
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	426,471	427,748
Cerberus Loan Funding XLVII LLC
2024-3A B, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	300,000	301,674
Fortress Credit BSL XV Ltd.
2024-2A BR, 6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/18/33◊,2	300,000	300,660
OWL Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 10/20/37◊,2	300,000	300,418
BDS LLC
2025-FL15 B, 6.03% (1 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 03/19/43◊,2	300,000	300,255
TRTX Issuer Ltd.
2025-FL6 A, 5.67% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	300,000	299,505
Owl Rock CLO III Ltd.
2024-3A AR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	250,000	251,387
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.07% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	250,000	251,149
BRSP Ltd.
2024-FL2 A, 6.08% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37◊,2	250,000	250,017
Eldridge CLO Ltd.
2025-1A B, due 10/20/38◊,2	250,000	250,000
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.52% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2	250,000	249,337
Owl Rock CLO XVII LLC
2024-17A B, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	250,000	249,259
BSPRT Issuer LLC
2025-FL12 B, due 01/17/43◊,2	100,000	99,708
2025-FL12 AS, due 01/17/43◊,2	100,000	99,705
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.68% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 10/20/36◊,2	100,000	100,410
BSPDF Issuer LLC
2025-FL2 AS, 6.27% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 12/15/42◊,2	100,000	100,288
LoanCore
2025-CRE8 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,2	100,000	99,589
FS Rialto Issuer LLC
2025-FL10 AS, 5.73% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	100,000	99,549
PFP Ltd.
2024-11 AS, 6.41% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39◊,2	94,513	94,604
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[2,12]	162,950	458
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[12,13]	600,000	60
Total Collateralized Loan Obligations		10,274,846
Infrastructure - 1.9%
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[2]	300,000	301,515
2025-1A, 5.04% due 03/25/55[2]	200,000	198,143
2024-1A, 6.28% due 03/25/54[2]	100,000	101,945

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.3% (continued)
Infrastructure - 1.9% (continued)
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[2]	500,000	$510,674
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[2]	500,000	502,047
Vantage Data Centers LLC
2025-1A, 5.13% due 08/15/55[2]	450,000	452,279
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51[2]	250,000	243,662
2024-1A, 5.89% due 06/20/54[2]	150,000	152,538
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[2]	250,000	245,883
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	250,000	244,019
ALLO Issuer LLC
2024-1A, 5.94% due 07/20/54[2]	150,000	152,831
SBA Tower Trust
4.83% due 10/15/29[2]	150,000	150,969
QTS Issuer ABS II LLC
2025-1A, 5.04% due 10/05/55[2]	150,000	149,493
Total Infrastructure		3,405,998
Transport-Aircraft - 1.6%
Navigator Aviation Ltd.
2025-1, 5.11% due 10/15/50[2]	250,000	250,798
2024-1, 5.40% due 08/15/49[2]	230,655	230,817
AASET Trust
2024-1A, 6.26% due 05/16/49[2]	232,795	240,326
2021-1A, 2.95% due 11/16/41[2]	216,729	207,786
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	187,348	188,773
2021-1A, 2.43% due 06/15/46[2]	183,325	172,915
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[2]	347,295	329,409
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[2]	335,695	317,137
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[2]	238,555	242,232
2021-1A, 3.47% due 01/15/46[2]	33,151	32,947
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[2]	266,236	264,290
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	246,091	235,081
WAVE LLC
2019-1, 3.60% due 09/15/44[2]	238,745	230,713
Sprite Ltd.
2021-1, 3.75% due 11/15/46[2]	86,976	84,543
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[2]	6,535	6,515
Total Transport-Aircraft		3,034,282
Whole Business - 1.4%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	760,000	733,906
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[2]	248,125	247,144
2024-1A, 6.27% due 07/30/54[2]	198,500	203,606
2024-1A, 6.51% due 07/30/54[2]	148,875	155,400
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[2]	478,750	451,074
2024-1A, 6.17% due 01/25/54[2]	98,500	101,776
Taco Bell Funding LLC
2025-1A, 5.05% due 08/25/55[2]	150,000	150,356
2025-1A, 4.82% due 08/25/55[2]	150,000	150,313
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[2]	234,476	207,731
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	148,875	154,849
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	94,000	93,663
Total Whole Business		2,649,818
Financial - 1.4%
Station Place Securitization Trust
2024-SP2, 5.87% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2	325,000	325,000

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.3% (continued)
Financial - 1.4% (continued)
2025-SP2, 5.31% (1 Month Term SOFR + 1.15%, Rate Floor: 1.15%) due 09/25/26◊,†††,2	200,000	$200,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	476,514	442,514
Thunderbird A
5.50% due 03/01/37†††	400,000	378,073
Lightning A
5.50% due 03/01/37†††	400,000	378,073
LVNV Funding LLC
7.80% due 11/05/28†††	250,000	262,440
6.84% due 06/12/29†††	100,000	102,504
HarbourVest Partners LLC
6.57% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/15/30◊	200,000	200,000
Ceamer Finance LLC
6.79% due 11/15/39†††	193,044	198,376
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	90,214	89,926
Nassau LLC
2019-1, 3.98% due 08/15/34[13]	67,475	64,263
Total Financial		2,641,169
Net Lease - 1.4%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[2]	815,123	806,760
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[2]	493,229	417,150
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[2]	243,153	232,808
2020-1, 2.28% due 07/15/60[2]	224,863	156,649
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[2]	400,000	347,449
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[2]	345,479	343,592
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[2]	244,635	230,687
Total Net Lease		2,535,095
Single Family Residence - 0.9%
FirstKey Homes Trust
2021-SFR1, 1.79% due 08/17/38[2]	600,000	585,990
2020-SFR2, 4.50% due 10/19/37[2]	150,000	149,401
2020-SFR2, 4.00% due 10/19/37[2]	150,000	149,375
2020-SFR2, 3.37% due 10/19/37[2]	100,000	99,554
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[2]	250,000	248,869
2024-SFR3, 5.25% due 08/17/41[2]	200,000	199,510
2024-SFR2, 5.70% due 06/17/40[2]	100,000	101,947
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[2]	100,000	97,017
Total Single Family Residence		1,631,663
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	750,000	709,489
Transport-Container - 0.3%
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	251,369	232,261
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	202,000	181,510
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	109,240	105,090
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[2]	88,750	89,025
Total Transport-Container		607,886
Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39†††	450,000	473,306
Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[2]	110,138	112,634
2025-1A, 5.38% due 01/20/37[2]	96,264	96,595
Total Unsecured Consumer Loans		209,229
Total Asset-Backed Securities
(Cost $28,584,977)		28,172,781

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.2%
Financial - 1.0%
Higginbotham Insurance Agency, Inc.
8.67% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	408,768	$406,323
Franklin Square Holdings, LP
due 04/25/31	249,369	249,369
Worldpay
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	248,128	248,232
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	220,832	218,992
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	196,525	196,845
HighTower Holding LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/03/32	154,237	153,949
CPI Holdco B LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	148,500	148,315
Asurion LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	148,500	147,873
Eisner Advisory Group
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	98,260	98,782
Total Financial		1,868,680
Consumer, Cyclical - 0.4%
Peer Holding III BV
due 09/25/32	450,000	450,000
MB2 Dental Solutions LLC
9.66% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	173,638	172,971
Pacific Bells LLC
7.75% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	88,656	88,951
Total Consumer, Cyclical		711,922
Consumer, Non-cyclical - 0.3%
Bombardier Recreational Products, Inc.
due 01/22/31	350,000	350,220
Quirch Foods Holdings LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27	144,222	141,187
HAH Group Holding Co. LLC
9.16% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	18,119	16,268
Elanco Animal Health, Inc.
6.13% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	14,422	14,403
Total Consumer, Non-cyclical		522,078
Industrial - 0.2%
EMRLD Borrower, LP
6.12% (6 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 08/04/31	99,002	98,526
6.45% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/31/30	98,254	97,921
Merlin Buyer, Inc.
due 12/14/28	149,612	149,986
Capstone Acquisition Holdings, Inc.
8.76% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	136,890	136,265
Total Industrial		482,698
Technology - 0.2%
Team.Blue Finco SARL
due 07/12/32	200,000	199,626
Datix Bidco Ltd.
9.21% (6 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 04/30/31†††	GBP 71,200	95,760
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 04/30/31†††	20,000	20,000
Total Technology		315,386
Communications - 0.1%
Authentic Brands
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/21/28	173,250	172,789
Level 3 Financing, Inc.
8.42% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/29/32	30,000	30,000
Total Communications		202,789
Total Senior Floating Rate Interests
(Cost $4,094,747)		4,103,553

FEDERAL AGENCY BONDS†† - 1.0%
Tennessee Valley Authority
4.25% due 09/15/65	1,000,000	826,781
5.38% due 04/01/56	750,000	762,219
5.25% due 02/01/55	50,000	49,943

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~		Value
FEDERAL AGENCY BONDS†† - 1.0% (continued)
Tennessee Valley Authority Principal Strips
due 01/15/48[10,11]		500,000	$152,567
Total Federal Agency Bonds
(Cost $2,603,896)			1,791,510

MUNICIPAL BONDS†† - 0.2%
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		311,111	321,861
Total Municipal Bonds
(Cost $315,742)			321,861

FOREIGN GOVERNMENT DEBT†† - 0.1%
Eagle Funding Luxco SARL
5.50% due 08/17/30[2]		250,000	253,640
Total Foreign Government Debt
(Cost $249,384)			253,640

REPURCHASE AGREEMENTS††,14 - 2.6%
BofA Securities, Inc.
issued 09/30/25 at 4.19% due 10/01/25		1,845,735	1,845,735
BNP Paribas
issued 09/30/25 at 4.20% due 10/01/25		1,615,018	1,615,018
J.P. Morgan Securities LLC
issued 09/30/25 at 4.20% due 10/01/25		1,153,584	1,153,584
Bank of Montreal
issued 09/30/25 at 4.18% due 10/01/25		230,717	230,717
Total Repurchase Agreements
(Cost $4,845,054)			4,845,054

		Contracts/Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	420,000	5,408
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	336,000	4,326
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	140,000	4,126
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $1,394,725)	EUR	1,187,000	2,028
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $1,394,725)	EUR	1,187,000	2,028
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $1,782,475)	EUR	1,517,000	2,664
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $1,594,475)	EUR	1,357,000	2,281
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	870,000	1,840
Goldman Sachs International Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $789,600)	EUR	672,000	1,148
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	33,000	972
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	74,000	953

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

		Contracts/Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0% (continued)
Put Options on:
Foreign Exchange Options
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	261,000	$552
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	80,000	169
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $2,019,825)	EUR	1,719,000	4
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $2,019,825)	EUR	1,719,000	4
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,414,700)	EUR	1,204,000	4
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $719,100)	EUR	612,000	2
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $606,300)	EUR	516,000	2
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $118,675)	EUR	101,000	–
Total Foreign Exchange Options			28,511
Total OTC Options Purchased
(Cost $181,793)			28,511

OTC INTEREST RATE SWAPTIONS PURCHASED††,15 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $5,515,000)	USD	5,515,000	69,602
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $2,757,500)	USD	2,757,500	34,801
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $2,757,500)	USD	2,757,500	34,801
Total Interest Rate Swaptions			139,204
Total OTC Interest Rate Swaptions Purchased
(Cost $132,498)			139,204
Total Investments - 121.5%
(Cost $229,562,297)			$223,863,815

		Contracts/Notional Value
OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	80,000	(11)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	261,000	(35)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	870,000	(115)
Total Foreign Exchange Options			(161)
Total OTC Options Written
(Premiums received $9,563)			(161)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,15 - (0.0)%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $837,500)	USD	837,500	$(2,089)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $837,500)	USD	837,500	(2,095)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.86% (Notional Value $837,500)	USD	837,500	(2,138)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $837,500)	USD	837,500	(2,426)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $837,500)	USD	837,500	(2,426)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.89% (Notional Value $837,500)	USD	837,500	(2,465)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $837,500)	USD	837,500	(2,697)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $837,500)	USD	837,500	(2,727)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $837,500)	USD	837,500	(2,790)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $837,500)	USD	837,500	(2,790)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $1,172,500)	USD	1,172,500	(2,952)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $1,172,500)	USD	1,172,500	(2,952)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $1,340,000)	USD	1,340,000	(3,656)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $1,340,000)	USD	1,340,000	(3,656)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $2,757,500)	USD	2,757,500	(9,718)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $2,757,500)	USD	2,757,500	(9,717)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $5,515,000)	USD	5,515,000	(19,434)
Total Interest Rate Swaptions			(76,728)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,15 - (0.0)% (continued)
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $837,500)	USD	837,500	$(1,134)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $837,500)	USD	837,500	(1,134)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $837,500)	USD	837,500	(1,195)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $837,500)	USD	837,500	(1,211)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.89% (Notional Value $837,500)	USD	837,500	(1,381)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.86% (Notional Value $837,500)	USD	837,500	(1,399)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $837,500)	USD	837,500	(1,433)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $837,500)	USD	837,500	(1,438)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $837,500)	USD	837,500	(1,765)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $837,500)	USD	837,500	(1,765)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $1,172,500)	USD	1,172,500	(2,803)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $1,172,500)	USD	1,172,500	(2,803)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $1,340,000)	USD	1,340,000	(2,925)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $1,340,000)	USD	1,340,000	(2,925)
Total Interest Rate Swaptions			(25,311)
Total OTC Interest Rate Swaptions Written
(Premiums received $148,435)			(102,039)
Other Assets & Liabilities, net - (21.5)%			(39,615,006)
Total Net Assets - 100.0%			$184,146,609

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	$3,700,000	$(83,746)	$(84,135)	$389
BofA Securities, Inc.	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	1,850,000	(147,886)	(139,147)	(8,739)
							$(231,632)	$(223,282)	$(8,350)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized (Depreciation)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$250,000	$(21,403)	$(13,392)	$(8,011)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	250,000	(38,842)	(31,992)	(6,850)
						$(60,245)	$(45,384)	$(14,861)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	$3,499,262	$100,862	$266	$100,596
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.27%	Annually	06/27/27	4,500,000	62,946	180	62,766
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.21%	Annually	07/11/27	4,000,000	53,763	183	53,580
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.66%	Annually	10/18/27	5,300,000	28,830	214	28,616
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	1,300,000	17,144	91	17,053
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	9,089,000	2,293	4	2,289
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	5,000,000	1,646	162	1,484
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	5,000,000	(58,364)	46	(58,410)
								$209,120	$1,146	$207,974

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
JPMorgan Chase Bank, N.A.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Pay	3.42% (Federal Funds Rate - 0.67%)	At Maturity	11/05/25	4,730	$527,253	$7,568

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	73,000	99,158 USD	10/17/25	$969
Toronto-Dominion Bank	EUR	Sell	6,000	7,056 USD	10/15/25	4
Morgan Stanley Capital Services LLC	EUR	Sell	15,000	17,610 USD	10/15/25	(18)
Morgan Stanley Capital Services LLC	EUR	Buy	49,000	57,614 USD	10/17/25	(19)
Barclays Bank plc	EUR	Sell	7,000	8,172 USD	10/15/25	(55)
						$881

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.50%	02/13/26	3.50%	$5,515,000	$69,602
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.50%	02/13/26	3.50%	2,757,500	34,801
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.50%	02/13/26	3.50%	2,757,500	34,801
								$139,204

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	$837,500	$(2,089)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	837,500	(2,095)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.86%	02/13/26	2.86%	837,500	(2,138)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	837,500	(2,426)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	837,500	(2,426)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.89%	02/20/26	2.89%	837,500	(2,465)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	837,500	(2,697)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	837,500	(2,727)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	837,500	(2,790)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	837,500	(2,790)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	1,172,500	(2,952)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	1,172,500	(2,952)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	1,340,000	(3,656)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	1,340,000	(3,656)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	3.00%	02/13/26	3.00%	2,757,500	(9,717)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	3.00%	02/13/26	3.00%	2,757,500	(9,718)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	3.00%	02/13/26	3.00%	5,515,000	(19,434)
								$(76,728)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	$837,500	$(1,134)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	837,500	(1,134)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	837,500	(1,195)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	837,500	(1,211)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.89%	02/20/26	3.89%	837,500	(1,381)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.86%	02/13/26	3.86%	837,500	(1,399)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	837,500	(1,433)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	837,500	(1,438)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	837,500	(1,765)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	837,500	(1,765)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	1,172,500	(2,803)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	1,172,500	(2,803)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	1,340,000	(2,925)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	1,340,000	(2,925)
								$(25,311)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $65,118,555 (cost $66,819,889), or 35.4% of total net assets.
[3]	Affiliated issuer.
[4]	Rate indicated is the 7-day yield as of September 30, 2025.
[5]	Security is unsettled at period end and may not have a stated effective rate.
[6]	Security is an interest-only strip.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

[7]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.
[8]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[9]	Perpetual maturity.
[10]	Zero coupon rate security.
[11]	Security is a principal-only strip.
[12]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[13]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $64,323 (cost $67,474), or 0.0% of total net assets — See Note 6.
[14]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[15]	See additional disclosure in the swaptions table above for more information on swaptions.
[16]	Face amount of security is adjusted for inflation

BofA — Bank of America
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$8	$8
Preferred Stocks	349,855	3,612,435	—	3,962,290
Warrants	5	—	3	8
Mutual Fund	26,334,233	—	—	26,334,233
Money Market Fund	3,767,573	—	—	3,767,573
Collateralized Mortgage Obligations	—	76,657,141	868,948	77,526,089
Corporate Bonds	—	36,727,031	4,160,644	40,887,675
U.S. Government Securities	—	31,729,825	—	31,729,825
Asset-Backed Securities	—	25,322,569	2,850,212	28,172,781
Senior Floating Rate Interests	—	3,272,234	831,319	4,103,553
Federal Agency Bonds	—	1,791,510	—	1,791,510
Municipal Bonds	—	321,861	—	321,861
Foreign Government Debt	—	253,640	—	253,640
Repurchase Agreements	—	4,845,054	—	4,845,054
Options Purchased	—	28,511	—	28,511
Interest Rate Swaptions Purchased	—	139,204	—	139,204
Credit Default Swap Agreements**	—	389	—	389
Interest Rate Swap Agreements**	—	266,384	—	266,384
Forward Foreign Currency Exchange Contracts**	—	973	—	973
Credit Index Swap Agreements**	—	7,568	—	7,568
Total Assets	$30,451,666	$184,976,329	$8,711,134	$224,139,129

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$161	$—	$161
Interest Rate Swaptions Written	—	102,039	—	102,039
Credit Default Swap Agreements**	—	23,600	—	23,600
Interest Rate Swap Agreements**	—	58,410	—	58,410
Forward Foreign Currency Exchange Contracts**	—	92	—	92
Unfunded Loan Commitments (Note 5)	—	—	95	95
Total Liabilities	$—	$184,302	$95	$184,397

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$1,563,604	Yield Analysis	Yield	6.1%-7.2%	6.6%
Asset-Backed Securities	761,608	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	525,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	868,948	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	2,344,557	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	1,407,500	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	408,587	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	831,319	Model Price	Purchase Price	—	—
Warrants	3	Model Price	Liquidation Value	—	—
Total Assets	$8,711,134
Liabilities:
Unfunded Loan Commitments	$95	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or liquidation value would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2025, the Fund did not have any securities to transfer into Level 3 from Level 2 or transfer out of Level 3 into Level 2.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2025:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$3,214,279	$792,946	$2,423,951	$820,124	$3	$8	$7,251,311	$(3,041)
Purchases/(Receipts)	309,125	-	1,679,921	41,610	-	-	2,030,656	(4,935)
(Sales, maturities and paydowns)/Fundings	(717,056)	(9,386)	(16,260)	(38,604)	-	-	(781,306)	4,542
Amortization of premiums/discounts	-	(2,845)	-	1,032	-	-	(1,813)	(516)
Total realized gains (losses) included in earnings	-	-	-	(124)	-	-	(124)	157
Total change in unrealized appreciation (depreciation) included in earnings	43,864	88,233	73,032	7,281	-	-	212,410	3,698
Transfers into Level 3	-	-	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-	-	-
Ending Balance	$2,850,212	$868,948	$4,160,644	$831,319	$3	$8	$8,711,134	$(95)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2025	$40,062	$88,233	$73,032	$7,293	$-	$-	$208,620	$3,698

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
Cross Mortgage Trust 2025-H6, 5.54% due 07/25/70	6.54%	07/01/29	—	—
EFMT 2025-CES4, 5.43% due 06/25/60	6.43%	07/01/29	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2025-NQM4, 5.73% due 06/25/70	6.73%	07/01/29	—	—
HOMES Trust 2025-AFC3, 5.34% due 08/25/60	6.34%	09/01/29	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
NYMT Loan Trust 2025-INV2, 5.46% due 10/25/60	6.46%	09/01/29	—	—
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28	—	—
OBX Trust 2025-NQM16, 5.21% due 08/25/65	6.21%	09/01/29	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28	—	—
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—
PRPM LLC 2025-7, 5.50% due 08/25/30	8.50%	08/01/28	9.50%	08/01/29
PRPM LLC 2025-6, 5.77% due 08/25/28	8.77%	08/01/28	9.77%	08/01/29
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
Towd Point Mortgage Trust 2025-FIX1, 5.16% due 07/25/45	6.16%	09/01/29	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At September 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Note
4.19%			3.75%
Due 10/01/25	1,845,735	1,845,950	Due 04/15/28	$1,845,800	$1,882,556
			U.S. Treasury Strip
			0.00%
			Due 11/15/26	100	96
				1,845,900	1,882,652
BNP Paribas			U.S. Treasury Notes
4.20%			3.63% - 3.88%
Due 10/01/25	1,615,018	1,615,206	Due 07/15/28 - 08/31/30	1,623,000	1,647,063
			U.S. Treasury Inflation Indexed Bond
			0.63%
			Due 07/15/32	556	527
				1,623,556	1,647,590
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.20%			1.88% - 4.00%
Due 10/01/25	1,153,584	1,153,719	Due 02/28/27 - 01/31/31	1,199,700	1,174,226
			U.S. Treasury Inflation Indexed Bond
			2.00%
			Due 01/15/26	2,604	2,618
				1,202,304	1,176,844
Bank of Montreal			U.S. Treasury Bond
4.18%			2.38%
Due 10/01/25	230,717	230,744	Due 11/15/49	354,100	235,360

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Variable Insurance Strategy Fund III	$45,415,997	$1,538,545	$(20,550,000)	$47,205	$(117,514)	$26,334,233	1,058,025	$1,545,311

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 0.9%
Industrial - 0.4%
API Heat Transfer Intermediate*,†††	123	$160,256
BP Holdco LLC*,†††,1	11,609	9,490
Vector Phoenix Holdings, LP*,†††	11,609	1
Total Industrial		169,747
Consumer, Cyclical - 0.3%
American Tire Distributors, Inc.†††	23,999	137,694
Financial - 0.2%
Fusion Buyer LLC*,††	2,340	77,220
Contra Mallinckro*,††	269	27,954
Total Financial		105,174
Consumer, Non-cyclical - 0.0%
WW International, Inc.*	531	14,528
Communications - 0.0%
Xplore, Inc.*,††	3,953	9,148
Total Common Stocks
(Cost $669,804)		436,291

RIGHTS†- 0.0%
Asphalt Intermediate Holdco, LLC
Expiring 12/31/49†††	1,071	395
Xplore, Inc.	302	–
Total Rights
(Cost $–)		395

EXCHANGE-TRADED FUND***,† - 0.9%
SPDR Blackstone Senior Loan ETF	10,447	434,386
Total Exchange-Traded Fund
(Cost $432,792)		434,386

MUTUAL FUND† - 4.5%
Guggenheim Floating Rate Strategies Fund — Class R6[1]	93,389	2,210,516
Total Mutual Fund
(Cost $2,280,799)		2,210,516

MONEY MARKET FUND***,† - 2.4%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.98%[2]	1,170,345	1,170,345
Total Money Market Fund
(Cost $1,170,345)		1,170,345

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 90.9%
Industrial - 20.5%
Park River Holdings, Inc.
7.80% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	502,847	502,163
due 09/24/32	110,000	109,973
Hunter Douglas, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	477,452	477,452
Amentum Holdings, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/29/31	410,222	409,734
AS Mileage Plan Ltd.
6.00% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/15/31	405,626	406,133
LBM Acquisition LLC
7.99% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	410,815	400,216
Michael Baker International LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	279,756	280,193
Fugue Finance LLC
6.95% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/09/32	273,737	274,128
TransDigm, Inc.
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/28/31	193,805	193,679
6.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	79,200	79,145
EMRLD Borrower, LP
6.12% (6 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 08/04/31	268,182	266,892
Genesee & Wyoming, Inc.
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	257,922	256,818
DXP Enterprises, Inc.
7.91% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	255,173	256,290
Albion Financing 3 SARL
7.21% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 05/01/31	250,000	250,470
Convergint
7.91% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/12/32	249,864	250,176
Air Canada
6.17% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	247,487	247,178

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.9% (continued)
Industrial - 20.5% (continued)
Quikrete Holdings, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	139,550	$139,470
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	64,675	64,631
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	42,708	42,719
Core & Main LP
6.17% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/10/31	246,264	245,496
Harsco Corporation
6.53% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 06/09/28	243,020	242,211
Arcosa, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/01/31	213,036	213,924
Hobbs & Associates LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	214,158	213,871
Merlin Buyer, Inc.
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	212,506	213,037
Pelican Products, Inc.
8.51% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	238,546	202,049
Aegion Corp.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	186,140	186,187
StandardAero
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	175,521	175,512
Cube A&D Buyer, Inc.
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/17/31	173,645	174,080
Pregis TopCo LLC
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/28/29	172,025	173,100
White Cap Supply Holdings LLC
7.42% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	168,974	168,938
O-I Glass, Inc.
due 09/25/32	165,800	165,386
MI Windows And Doors LLC
6.91% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	155,069	155,522
APi Group DE, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/03/29	152,912	152,764
Foundation Building Materials Holding Company LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	147,750	147,935
Mauser Packaging Solutions Holding Co.
7.28% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/27	144,219	144,163
Spring Education Group, Inc.
7.25% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/04/30	143,515	143,851
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	148,875	143,664
Savage Enterprises LLC
6.75% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/05/32	143,141	143,167
Tiger Acquisition
6.64% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/32	135,000	134,433
Atlantic Aviation
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	129,025	128,979
API Heat Transfer
12.30% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	79,847	79,847
9.30% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/12/27†††	46,214	46,214
Ring Container Technologies Group, LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/28	124,587	124,717
ASP Dream Acquisiton Co. LLC
8.51% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	129,441	118,439

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.9% (continued)
Industrial - 20.5% (continued)
STS Operating, Inc.
8.26% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	115,245	$114,429
PointClickCare Technologies, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/03/31	104,475	104,534
John Bean Technologies Corp.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/02/32	104,475	104,318
Mannington Mills, Inc.
8.91% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	103,425	100,839
Brown Group Holding LLC
6.99% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 3.25%) due 07/01/31	99,497	99,660
Red SPV LLC
6.39% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/15/32	97,124	96,901
Construction Partners, Inc.
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/03/31	94,288	94,494
GFL Environmental, Inc.
6.67% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/03/32	89,950	89,832
Osmose Utility Services, Inc.
7.53% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	70,160	66,345
Herc Holdings, Inc.
6.25% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/20/32	65,000	65,244
Student Transportation Of America Holdings, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	60,667	60,800
7.38% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	4,333	4,343
Madison Safety & Flow LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/26/31	64,805	64,846
Knife River Corp.
6.12% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/08/32	41,836	41,876
Beacon Roofing Supply, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/23/32	35,889	36,161
Total Industrial		10,089,568
Consumer, Cyclical - 18.5%
Burlington Coat Factory Warehouse Corp.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/24/31	497,487	497,487
Restaurant Brands
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	495,770	493,702
PetSmart LLC
8.14% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/32	493,136	485,433
Alterra Mountain Co.
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/17/28	239,652	239,552
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	198,503	198,628
Flutter Entertainment plc
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 11/30/30	432,300	430,463
Grant Thornton Advisors LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/02/31	407,929	405,151
Entain Holdings, Ltd.
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/31/29	298,811	298,455
Prime Security Services Borrower LLC
6.13% (6 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/13/30	274,592	273,752
Bulldog Purchaser, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/28/31	253,472	254,423
Thevelia US LLC
7.00% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	251,599	250,781
Acuren
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/30/31	249,372	249,559
Arcis Golf LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/24/28	248,832	248,988

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.9% (continued)
Consumer, Cyclical - 18.5% (continued)
Upbound Group, Inc.
6.88% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/32	246,765	$246,148
Tortuga Resorts GHD LLC
due 08/13/32	245,250	245,404
Peer Holding III BV
6.50% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	243,163	243,213
Sweetwater Sound
8.53% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	230,973	231,407
Go Daddy Operating Company LLC
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/09/29	226,081	225,749
Galaxy US Opco, Inc.
10.06% (3 Month Term SOFR + 5.75%, Rate Floor: 6.25%) due 07/31/30	246,648	223,372
Life Time, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/05/31	219,075	218,709
Eagle Parent Corp.
8.25% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	217,125	216,684
Caesars Entertainment, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	202,210	201,525
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	14,849	14,800
Congruex Group LLC
10.96% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[3]	258,096	216,155
Belron Finance US LLC
6.74% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 10/16/31	198,500	199,369
Imagefirst Holdings LLC
7.31% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/32	189,525	189,525
AmSpec Parent LLC
7.50% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	183,863	184,438
DK Crown Holdings, Inc.
6.00% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/04/32	174,068	173,743
ATG Entertainment
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/19/32	164,588	165,103
Apro LLC
7.94% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	148,500	148,092
Secretariat Advisors LLC
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/27/32	137,317	137,231
CCRR Parent, Inc.
8.71% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	431,173	133,664
Station Casinos LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31	129,343	129,297
Seaworld Parks & Entertainment, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 12/04/31	123,750	123,441
Tripadvisor, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	119,098	116,219
Scenic Cruises
8.51% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/19/32	108,500	108,500
Fertitta Entertainment LLC
7.41% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/27/29	98,974	98,800
Citrin Cooperman Advisors LLC
7.00% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/01/32	98,636	98,113
Frontdoor, Inc.
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/19/31	95,156	95,394
Seren BidCo AB
7.76% (3 Month SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	94,285	94,427
TransNetwork LLC
8.75% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/30/30	91,371	90,762
Asphalt Atd Holdco, LLC
5.50% (3 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 02/28/30†††	86,635	86,635

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.9% (continued)
Consumer, Cyclical - 18.5% (continued)
American Auto Auction Group LLC
8.50% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32	44,775	$45,103
Cedar Fair LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/01/31	44,773	44,449
1-800 Contacts
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 11/08/32	27,431	27,407
Weight Watchers International, Inc.
10.80% (3 Month Term SOFR + 6.80%, Rate Floor: 7.30%) due 06/24/30	27,129	24,552
Tacala Investment Corp.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/31	398	399
Total Consumer, Cyclical		9,124,203
Financial - 13.7%
GIP Pilot Acquisition Partners, LP
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/04/30	491,069	489,993
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	351,098	351,670
Cobham Ultra SeniorCo SARL
8.37% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	318,677	318,492
Ardonagh Midco 3 plc
6.94% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/18/31	272,436	270,848
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	270,465	268,213
Worldpay
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	268,065	268,178
Nexus Buyer LLC
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	266,936	266,173
Focus Financial Partners LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	255,702	255,728
HighTower Holding LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/03/32	254,363	253,887
CPI Holdco B LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	249,978	249,665
Capstone Borrower, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/17/30	243,910	243,249
Apex Group Treasury LLC
7.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	249,046	243,131
Asurion LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	238,912	237,904
HarbourVest Partners, LP
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/30†††	235,534	235,534
Corpay, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	228,325	227,898
Jefferies Finance LLC
6.92% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/21/31	226,499	226,216
USI, Inc.
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/29	203,716	203,445
Osaic Holdings, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/32	201,600	201,451
Orion Advisor Solutions, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/09/30	187,740	188,042
Virtu Financial
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	175,000	175,000
Zodiac Pool Solutions LLC
6.19% (1 Month Term SOFR + 1.93%, Rate Floor: 2.43%) due 01/29/29	161,096	160,996
Boots Group Bidco Ltd.
7.70% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/30/32	152,100	152,416

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.9% (continued)
Financial - 13.7% (continued)
Tegra118 Wealth Solutions, Inc.
8.20% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	147,280	$145,685
Eisner Advisory Group
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	137,564	138,294
CFC USA 2025 LLC
8.04% (0 - –%) due 05/29/32	145,000	138,113
Starwood Property Mortgage LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/02/30	129,293	129,213
Aretec Group, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	126,330	126,310
Fusion Intermediate, LLC
12.10% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 06/06/30	111,411	113,640
Orion US FinCo
due 05/20/32	110,000	110,550
IMC Global Holdings
7.64% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/21/32	84,788	85,317
AqGen Island Holdings, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	79,365	79,246
Walker & Dunlop, Inc.
6.14% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/32†††	76,083	75,988
Assetmark Financial Holdings, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	74,775	74,769
Saphilux SARL
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/27/28	64,837	65,019
Total Financial		6,770,273
Consumer, Non-cyclical - 12.4%
Grifols Worldwide Operations USA, Inc.
6.26% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	506,913	505,139
Culligan
7.28% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28	498,750	499,643
Bombardier Recreational Products, Inc.
6.91% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	463,854	464,146
Topgolf Callaway Brands Corp.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	468,675	462,751
Dermatology Intermediate Holdings III, Inc.
8.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/30/29	451,606	424,673
Primo Brands Corp.
6.25% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/31/28	387,090	386,881
Froneri US, Inc.
6.20% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	387,948	384,798
Recess Holdings, Inc.
8.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	268,483	269,251
Nomad Foods Ltd.
6.54% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/12/29	262,341	262,441
IVI America LLC
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/14/31	170,969	171,824
due 04/14/31	85,000	85,425
Skechers
7.31% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/28/32	170,000	170,709
Chefs’ Warehouse, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/23/29	168,000	168,736
Resonetics LLC
7.06% (3 Month Term SOFR + 2.75%, Rate Floor: 3.50%) due 06/18/31	168,000	167,771
Medical Solutions Parent Holdings, Inc.
7.91% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	482,939	165,580
Energizer Holdings, Inc.
6.14% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/13/32	157,558	157,492

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.9% (continued)
Consumer, Non-cyclical - 12.4% (continued)
Medline Borrower LP
6.16% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 10/23/30	137,332	$137,247
HAH Group Holding Co. LLC
9.16% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	145,658	130,773
Hayward Industries, Inc.
6.78% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/30/28	130,589	130,644
Pacific Dental Services LLC
6.64% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/15/31	128,203	128,043
Aramark Services, Inc.
6.17% ((1 Month Term SOFR + 2.00%) and (3 Month Term SOFR + 2.00%), Rate Floor: 2.00%) due 06/24/30	127,228	127,361
Sazerac Co Inc.
6.70% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/09/32	123,800	124,488
Midwest Physician Administrative Services
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	132,650	123,220
Hanger, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	107,823	107,985
Bausch Health Companies, Inc.
10.41% (1 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/08/30	108,728	106,994
Ceva Sante
6.98% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/08/30	94,288	94,327
Concentra Health Services, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/28/31	84,364	84,628
Del Monte Foods, Inc.
12.47% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 08/02/28	100,462	47,719
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/02/28	158,815	6,353
Total Consumer, Non-cyclical		6,097,042
Technology - 11.1%
Ascend Learning, LLC
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/11/28	496,853	496,127
Boxer Parent Co., Inc.
7.20% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	482,943	481,885
DS Admiral Bidco LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	433,180	432,457
Iron Mountain Information Management Services, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	384,660	384,564
Xerox Corp.
8.10% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/17/29	332,901	308,349
Polaris Newco LLC
8.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	312,992	301,299
Indicor LLC
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/22/29	298,496	298,747
Conair Holdings LLC
8.03% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	441,362	275,300
Pushpay USA, Inc.
7.62% (6 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/18/31	257,984	258,951
Gen Digital, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	208,871	208,219
5.91% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/32	45,000	44,786
Team.Blue Finco SARL
due 07/12/32	250,000	249,533
Athenahealth Group, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/15/29	248,750	248,128

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.9% (continued)
Technology - 11.1% (continued)
Modena Buyer LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	235,420	$232,226
WEX, Inc.
5.91% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/31/28	210,070	209,731
Blackhawk Network Holdings, Inc.
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	156,592	157,057
Instructure Holdings, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/13/31	143,133	142,887
Zuora, Inc.
7.66% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/32	134,038	133,100
Epicor Software
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/30/31	105,750	105,832
Waystar Technologies, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/22/29	55,600	55,577
due 10/22/29	26,792	26,781
Dye & Durham Corp.
8.35% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	80,507	80,004
Cloud Software Group, Inc.
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/09/32	60,000	60,171
7.48% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/24/31	18,416	18,479
Sabre GLBL, Inc.
9.26% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	49,943	46,697
7.78% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	30,872	29,174
Sabre GLBL, Inc.
10.26% (1 Month Term SOFR + 6.00%, Rate Floor: 7.50%) due 11/15/29†††	74,936	70,439
World Wide Technology Holding Company LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 03/01/30	69,649	69,736
Clearwater Analytics, LLC
6.46% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	50,000	50,000
Total Technology		5,476,236
Communications - 6.4%
Virgin Media Bristol LLC
7.37% (6 Month Term SOFR + 3.18%, Rate Floor: 3.18%) due 03/02/31	400,406	394,440
UPC Financing Partnership
6.69% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	304,199	303,113
Zayo Group Holdings, Inc.
7.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	293,877	289,286
CSC Holdings LLC
8.65% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	281,718	279,726
Midcontinent Communications
6.64% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/31	247,500	247,267
Speedster Bidco GmbH
7.24% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	242,125	242,277
Mcgraw Hill Education, Inc.
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/06/31	203,000	202,937
Cengage Learning, Inc.
7.69% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	201,974	201,321
Authentic Brands
6.41% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/11/32	199,000	198,586
Charter Communications Operating LLC
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/07/30	186,675	186,402
Altice France SA
9.82% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	174,419	168,314
Playtika Holding Corp.
7.03% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	109,901	108,095

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.9% (continued)
Communications - 6.4% (continued)
Level 3 Financing, Inc.
8.42% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/29/32		103,500	$103,500
Outfront Media Capital LLC
due 09/16/32		98,800	98,739
TKO Group Holdings, Inc.
6.04% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/21/31		84,364	84,456
Xplore, Inc.
6.00% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 10/24/31		70,157	47,940
9.28% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[3]		20,103	18,897
Total Communications			3,175,296
Utilities - 3.3%
NRG Energy, Inc.
6.06% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/31		698,228	698,012
Calpine Construction Finance Company, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		497,500	497,440
UGI Energy Services LLC
6.66% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30		277,342	278,296
TerraForm Power Operating LLC
6.00% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/21/29		162,500	162,094
Total Utilities			1,635,842
Energy - 3.2%
Colonial Pipeline
6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/30/32		303,200	301,256
Par Petroleum LLC
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30		262,568	261,912
AL GCX Holdings LLC
6.22% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/17/29		233,974	233,389
Whitewater Whistler Holdings LLC
5.75% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/15/30		154,316	153,853
Buckeye Partners, LP
due 11/22/32		123,522	123,567
ITT Holdings LLC
6.64% (1 Month Term SOFR + 2.48%, Rate Floor: 2.98%) due 10/11/30		112,712	112,677
WhiteWater DBR Holdco LLC
6.31% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/03/31		108,902	108,971
Whitewater Matterhorn Holdings LLC
6.31% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32		95,000	94,896
Bip PipeCo Holdings LLC
6.54% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30		92,243	92,127
CVR Energy, Inc.
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/30/27		71,558	71,558
Total Energy			1,554,206
Basic Materials - 1.8%
Discovery Purchaser Corp.
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29		255,439	253,950
Minerals Technologies, Inc.
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/26/31		148,875	148,875
SCIH Salt Holdings, Inc.
7.20% (6 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 01/31/29		134,187	134,282
CTEC III GmbH
5.78% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR	110,000	129,061
A-AP Buyer, Inc.
6.75% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/09/31		99,250	99,188
Ecovyst Catalyst Technology
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/12/31		70,000	69,891
GrafTech Finance, Inc.
10.16% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29		28,445	28,886
Total Basic Materials			864,133
Total Senior Floating Rate Interests
(Cost $45,773,182)			44,786,799

SENIOR FIXED RATE INTERESTS†† - 0.5%
Consumer, Cyclical - 0.3%
Savers, Inc.
7.03% due 09/13/32		125,000	125,000

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FIXED RATE INTERESTS†† - 0.5% (continued)
Industrial - 0.2%
Cognita Ltd.
7.84% due 10/27/31	119,700	$119,999
Total Senior Fixed Rate Interests
(Cost $243,784)		244,999
CORPORATE BONDS†† - 0.3%
Consumer, Non-cyclical - 0.2%
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[4]	110,000	107,688
Industrial - 0.1%
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[4]	90,000	76,725
Total Corporate Bonds
(Cost $194,578)		184,413
Total Investments - 100.4%
(Cost $50,765,284)		$49,468,144
Other Assets & Liabilities, net - (0.4)%		(189,397)
Total Net Assets - 100.0%		$49,278,747

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services LLC	EUR	Sell	206,000	242,215 USD	10/17/25	$81
Morgan Stanley Capital Services LLC	CAD	Sell	15,000	10,865 USD	10/17/25	73
						$154

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	Payment-in-kind security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $184,413 (cost $194,578), or 0.4% of total net assets.

CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,528	$114,322	$307,441	$436,291
Rights	—	—	395	395
Exchange-Traded Fund	434,386	—	—	434,386
Mutual Fund	2,210,516	—	—	2,210,516
Money Market Fund	1,170,345	—	—	1,170,345
Senior Floating Rate Interests	—	44,192,142	594,657	44,786,799
Senior Fixed Rate Interests	—	244,999	—	244,999
Corporate Bonds	—	184,413	—	184,413
Forward Foreign Currency Exchange Contracts**	—	154	—	154
Total Assets	$3,829,775	$44,736,030	$902,493	$49,468,298

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$44	$44

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$169,747	Enterprise Value	Valuation Multiple	2.6x-8.7x	4.9x
Common Stocks	137,694	Model Price	Purchase Price	—	—
Right	395	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	381,961	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	212,696	Model Price	Purchase Price	—	—
Total Assets	$902,493
Liabilities:
Unfunded Loan Commitments	$44	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a valuation multiple or liquidation value would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2025, the Fund had securities with a total value of $39,976 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $383,301 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2025:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,234,220	$180,649	$-	$2,414,869	$(772)
Purchases/(Receipts)	230,584	353,028	-	583,612	(394)
(Sales, maturities and paydowns)/Fundings	(877,558)	-	-	(877,558)	2,326
Amortization of premiums/discounts	10,031	-	-	10,031	(2,059)
Corporate actions	(534,959)	-	-	(534,959)	-
Total realized gains (losses) included in earnings	(435,896)	-	-	(435,896)	(192)
Total change in unrealized appreciation (depreciation) included in earnings	311,560	(226,236)	395	85,719	1,047
Transfers into Level 3	39,976	-	-	39,976	-
Transfers out of Level 3	(383,301)	-	-	(383,301)	-
Ending Balance	$594,657	$307,441	$395	$902,493	$(44)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2025	$(533)	$(226,236)	$395	$(226,374)	$408

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Common Stocks
BP Holdco LLC *	$14,072	$–	$–	$–	$(4,582)	$9,490	11,609	$–
Mutual Funds
Guggenheim Floating Rate Strategies Fund — Class R6	1,562,812	700,720	–	–	(53,016)	2,210,516	93,389	116,002
	$1,576,884	$700,720	$–	$–	$(57,598)	$2,220,006		$116,002

*	Non-income producing security.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

		Shares		Value
COMMON STOCKS† - 0.8%
Financial - 0.5%
Contra Mallinckro*,††			940	$97,682
Fusion Buyer LLC*,††			1,170	38,610
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,1			225,000	23
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,1			125,000	12
Total Financial				136,327
Consumer, Cyclical - 0.2%
American Tire Distributors, Inc.†††			9,333	53,548
Consumer, Non-cyclical - 0.1%
WW International, Inc.*			1,406	38,468
MEDIQ, Inc.*,†††			92	–
Total Consumer, Non-cyclical				38,468
Communications - 0.0%
Xplore, Inc.*,††			1,647	3,811
Industrial - 0.0%
YAK BLOCKER 2 LLC†††			914	749
YAK BLOCKER 2 LLC†††			844	693
BP Holdco LLC*,†††,2			523	427
Vector Phoenix Holdings, LP*,†††			523	–
Total Industrial				1,869
Energy - 0.0%
Legacy Reserves, Inc.†††			1,969	217
Permian Production Partners LLC*,†††			9,124	1
Total Energy				218
Total Common Stocks
(Cost $341,317)				234,241

PREFERRED STOCKS† - 1.1%
Financial - 1.1%
Citigroup, Inc.
7.63%††			125,000	131,232
Goldman Sachs Group, Inc.
7.50%††			75,000	79,598
Bank of America Corp.
6.63%††			50,000	52,025
American National Group, Inc.
7.38%††			2,000	50,220
Total Financial				313,075
Industrial - 0.0%
U.S. Shipping Corp *,†††			24,529	2
Total Preferred Stocks
(Cost $925,000)				313,077

RIGHTS††† - 0.0%
Basic Materials
Asphalt Intermediate Holdco, LLC			417	154
Communications - 0.0%
Xplore, Inc.			126	–
Total Rights
(Cost $–)				154

MONEY MARKET FUND***,† - 2.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.98%[3]			683,689	683,689
Total Money Market Fund
(Cost $683,689)				683,689

			Face Amount~
CORPORATE BONDS†† - 83.9%
Consumer, Cyclical - 18.4%
PetSmart LLC / PetSmart Finance Corp.
7.50% due 09/15/32[4]			250,000	250,372
Clarios Global Limited Partnership / Clarios US Finance Co.
4.75% due 06/15/31[4]		EUR	100,000	119,639
6.75% due 09/15/32[4]			75,000	76,662
6.75% due 05/15/28[4]			50,000	51,104
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]			250,000	237,872
Station Casinos LLC
4.63% due 12/01/31[4]			225,000	212,246
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]			200,000	207,519
Wolverine World Wide, Inc.
4.00% due 08/15/29[4]			225,000	205,848
Hilton Domestic Operating Company, Inc.
5.75% due 09/15/33[4]			125,000	126,669
6.13% due 04/01/32[4]			75,000	77,102
Wabash National Corp.
4.50% due 10/15/28[4]			200,000	185,564
Scotts Miracle-Gro Co.
4.38% due 02/01/32			200,000	184,662
Beach Acquisition Bidco, LLC
5.25% due 07/15/32	EUR		150,000	180,557
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]			175,000	173,237
Crocs, Inc.
4.25% due 03/15/29[4]			175,000	167,708
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]			175,000	162,700
RB Global Holdings, Inc.
7.75% due 03/15/31[4]			150,000	156,885
Life Time, Inc.
6.00% due 11/15/31[4]			150,000	152,394
Newell Brands, Inc.
6.63% due 05/15/32			100,000	98,691
8.50% due 06/01/28[4]			50,000	52,887
Carnival Corp.
5.13% due 05/01/29[4]			150,000	150,000
Park River Holdings, Inc.
5.63% due 02/01/29[4]			100,000	97,996
8.00% due 03/15/31[4]			50,000	50,634

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 83.9% (continued)
Consumer, Cyclical - 18.4% (continued)
Caesars Entertainment, Inc.
6.00% due 10/15/32[4]		125,000	$123,120
6.50% due 02/15/32[4]		25,000	25,500
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]		125,000	130,919
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR	100,000	126,699
Velocity Vehicle Group LLC
8.00% due 06/01/29[4]		125,000	125,327
Viking Cruises Ltd.
5.88% due 10/15/33[4]		125,000	125,088
AccorInvest Group S.A.
6.38% due 10/15/29[4]	EUR	100,000	123,926
Intralot Capital Luxembourg S.A.
6.75% due 10/15/31[4]	EUR	100,000	118,311
Amer Sports Co.
6.75% due 02/16/31[4]		100,000	103,923
Vail Resorts, Inc.
6.50% due 05/15/32[4]		100,000	103,395
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[4]		100,000	101,548
NCL Corporation Ltd.
6.25% due 09/15/33[4]		100,000	100,518
Whirlpool Corp.
6.50% due 06/15/33		100,000	99,794
Penn Entertainment, Inc.
4.13% due 07/01/29[4]		100,000	93,732
Lithia Motors, Inc.
5.50% due 10/01/30[4]		75,000	74,906
VOC Escrow Ltd.
5.00% due 02/15/28[4]		75,000	74,796
Asbury Automotive Group, Inc.
5.00% due 02/15/32[4]		75,000	72,017
Somnigroup International, Inc.
3.88% due 10/15/31[4]		75,000	68,691
Superior Plus, LP
4.25% due 05/18/28[4]	CAD	75,000	53,242
QXO Building Products, Inc.
6.75% due 04/30/32[4]		50,000	51,770
New Flyer Holdings, Inc.
9.25% due 07/01/30[4]		25,000	26,759
Lindblad Expeditions LLC
7.00% due 09/15/30[4]		25,000	25,482
Total Consumer, Cyclical			5,328,411
Industrial - 15.3%
GrafTech Finance, Inc.
4.63% due 12/23/29[4]		430,000	301,136
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[4]		175,000	176,715
9.25% due 04/15/27[4]		100,000	100,229
Enviri Corp.
5.75% due 07/31/27[4]		275,000	272,770
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]		275,000	266,450
Builders FirstSource, Inc.
6.38% due 06/15/32[4]		125,000	129,206
6.75% due 05/15/35[4]		50,000	52,207
6.38% due 03/01/34[4]		45,000	46,355
4.25% due 02/01/32[4]		25,000	23,511
TransDigm, Inc.
6.88% due 12/15/30[4]		175,000	181,324
6.00% due 01/15/33[4]		50,000	50,554
Trinity Industries, Inc.
7.75% due 07/15/28[4]		200,000	206,880
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[4]		200,000	200,444
EnerSys
6.63% due 01/15/32[4]		175,000	180,089
Enpro, Inc.
6.13% due 06/01/33[4]		175,000	178,858
Clean Harbors, Inc.
6.38% due 02/01/31[4]		150,000	153,605
JH North America Holdings, Inc.
5.88% due 01/31/31[4]		150,000	152,297
Crown Americas LLC
5.88% due 06/01/33[4]		150,000	151,517
Quikrete Holdings, Inc.
6.38% due 03/01/32[4]		75,000	77,688
6.75% due 03/01/33[4]		50,000	51,985
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[4]		125,000	127,214
Nidda Healthcare Holding
5.63% due 02/21/30	EUR	100,000	120,668
Hillenbrand, Inc.
3.75% due 03/01/31		125,000	117,831
Clearwater Paper Corp.
4.75% due 08/15/28[4]		125,000	117,596
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[4]		100,000	104,932
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[4]		100,000	102,795
Calderys Financing LLC
11.25% due 06/01/28[4]		75,000	79,525
Wrangler Holdco Corp.
6.63% due 04/01/32[4]		75,000	78,202
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33[4]		75,000	78,059
Waste Pro USA, Inc.
7.00% due 02/01/33[4]		75,000	77,685
Axon Enterprise, Inc.
6.25% due 03/15/33[4]		75,000	77,197
Standard Building Solutions, Inc.
6.50% due 08/15/32[4]		75,000	76,952
Ball Corp.
5.50% due 09/15/33		75,000	75,806

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 83.9% (continued)
Industrial - 15.3% (continued)
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[4]		$75,000	$73,058
Amsted Industries, Inc.
4.63% due 05/15/30[4]		75,000	72,478
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[4]		50,000	50,517
AAR Escrow Issuer LLC
6.75% due 03/15/29[4]		25,000	25,735
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]		25,000	25,681
Total Industrial			4,435,751
Consumer, Non-cyclical - 13.9%
AMN Healthcare, Inc.
6.50% due 01/15/31[4]		250,000	250,772
4.63% due 10/01/27[4]		125,000	124,950
CPI CG, Inc.
10.00% due 07/15/29[4]		255,000	267,370
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[4]		150,000	148,827
6.25% due 03/15/33[4]		100,000	102,270
Boost Newco Borrower LLC
7.50% due 01/15/31[4]		200,000	212,179
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.00% due 05/21/30[4]		200,000	206,860
Tenet Healthcare Corp.
6.13% due 06/15/30		125,000	126,595
6.75% due 05/15/31		75,000	77,646
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]		225,000	201,375
Grifols S.A.
4.75% due 10/15/28[4]		200,000	194,273
Williams Scotsman, Inc.
7.38% due 10/01/31[4]		125,000	130,543
6.63% due 04/15/30[4]		50,000	51,463
TriNet Group, Inc.
7.13% due 08/15/31[4]		175,000	180,762
Carriage Services, Inc.
4.25% due 05/15/29[4]		175,000	165,794
Upbound Group, Inc.
6.38% due 02/15/29[4]		157,000	154,937
Darling Ingredients, Inc.
6.00% due 06/15/30[4]		150,000	151,434
Post Holdings, Inc.
5.50% due 12/15/29[4]		75,000	74,701
4.63% due 04/15/30[4]		75,000	72,301
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR	125,000	140,517
Performance Food Group, Inc.
6.13% due 09/15/32[4]		125,000	128,039
Sammontana Italia SpA
5.78% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR	100,000	117,776
ADT Security Corp.
5.88% due 10/15/33[4]		100,000	100,000
Medline Borrower, LP
5.25% due 10/01/29[4]		100,000	99,135
Herc Holdings, Inc.
7.00% due 06/15/30[4]		50,000	51,936
7.25% due 06/15/33[4]		35,000	36,537
Brink’s Co.
6.75% due 06/15/32[4]		75,000	78,011
Acadia Healthcare Company, Inc.
7.38% due 03/15/33[4]		75,000	77,864
Block, Inc.
6.00% due 08/15/33[4]		75,000	76,803
Central Garden & Pet Co.
4.13% due 04/30/31[4]		75,000	69,974
Service Corporation International
5.75% due 10/15/32		50,000	50,654
DaVita, Inc.
4.63% due 06/01/30[4]		50,000	47,919
Molina Healthcare, Inc.
6.25% due 01/15/33[4]		25,000	25,278
Perrigo Finance Unlimited Co.
6.13% due 09/30/32		25,000	25,168
Total Consumer, Non-cyclical			4,020,663
Financial - 12.9%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]		250,000	241,546
Nassau Companies of New York
7.88% due 07/15/30[4]		225,000	229,796
Ardonagh Finco Ltd.
7.75% due 02/15/31[4]		200,000	209,278
Jones Deslauriers Insurance Management, Inc.
6.88% due 10/01/33[4]		200,000	198,952
Hunt Companies, Inc.
5.25% due 04/15/29[4]		185,000	180,365
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]		75,000	78,667
6.13% due 11/01/32[4]		50,000	50,678
4.50% due 11/15/29[4]		50,000	48,811
UWM Holdings LLC
6.63% due 02/01/30[4]		100,000	101,728
6.25% due 03/15/31[4]		75,000	74,643
PennyMac Financial Services, Inc.
7.88% due 12/15/29[4]		100,000	106,130
6.75% due 02/15/34[4]		50,000	51,004
Starwood Property Trust, Inc.
7.25% due 04/01/29[4]		75,000	78,753
6.50% due 10/15/30[4]		75,000	77,473

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 83.9% (continued)
Financial - 12.9% (continued)
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.00% due 01/15/31[4]		$75,000	$77,492
6.50% due 10/01/31[4]		75,000	76,682
Assurant, Inc.
7.00% due 03/27/48[5]		150,000	153,758
Focus Financial Partners LLC
6.75% due 09/15/31[4]		150,000	153,618
OneMain Finance Corp.
6.13% due 05/15/30		100,000	101,268
4.00% due 09/15/30		50,000	46,478
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]		125,000	129,286
Iron Mountain, Inc.
5.63% due 07/15/32[4]		125,000	124,333
United Wholesale Mortgage LLC
5.75% due 06/15/27[4]		75,000	74,958
5.50% due 04/15/29[4]		50,000	49,313
Kane Bidco Ltd.
5.70% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 07/15/32◊,4	EUR	100,000	118,166
Aretec Group, Inc.
10.00% due 08/15/30[4]		100,000	108,950
Kennedy-Wilson, Inc.
4.75% due 03/01/29		100,000	95,547
Hightower Holding LLC
9.13% due 01/31/30[4]		75,000	79,547
SLM Corp.
6.50% due 01/31/30		75,000	78,155
Walker & Dunlop, Inc.
6.63% due 04/01/33[4]		75,000	76,698
HUB International Ltd.
5.63% due 12/01/29[4]		50,000	49,950
7.38% due 01/31/32[4]		25,000	26,033
Ryan Specialty LLC
5.88% due 08/01/32[4]		75,000	75,839
CrossCountry Intermediate HoldCo LLC
6.50% due 10/01/30[4]		75,000	75,276
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.25% due 02/15/33		75,000	75,122
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]		100,000	62,964
USI, Inc.
7.50% due 01/15/32[4]		50,000	52,434
Osaic Holdings, Inc.
6.75% due 08/01/32[4]		50,000	51,642
Total Financial			3,741,333
Energy - 7.1%
CVR Energy, Inc.
5.75% due 02/15/28[4]		182,000	179,202
8.50% due 01/15/29[4]		75,000	76,655
Buckeye Partners, LP
3.95% due 12/01/26		175,000	173,442
6.88% due 07/01/29[4]		75,000	77,728
ITT Holdings LLC
6.50% due 08/01/29[4]		250,000	245,784
Venture Global Plaquemines LNG LLC
7.75% due 05/01/35[4]		125,000	141,089
6.75% due 01/15/36[4]		75,000	79,663
Parkland Corp.
4.50% due 10/01/29[4]		125,000	121,735
4.63% due 05/01/30[4]		75,000	72,920
TransMontaigne Partners LLC
8.50% due 06/15/30[4]		175,000	182,354
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[4]		150,000	156,382
Venture Global LNG, Inc.
8.13% due 06/01/28[4]		75,000	77,630
7.00% due 01/15/30[4]		75,000	77,607
Global Partners Limited Partnership / GLP Finance Corp.
8.25% due 01/15/32[4]		100,000	105,466
7.13% due 07/01/33[4]		25,000	25,625
Sunoco, LP
7.25% due 05/01/32[4]		75,000	78,711
5.88% due 03/15/34[4]		50,000	49,567
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27		100,000	99,962
Hess Midstream Operations, LP
5.88% due 03/01/28[4]		50,000	50,969
Total Energy			2,072,491
Basic Materials - 6.3%
Carpenter Technology Corp.
7.63% due 03/15/30		125,000	128,454
6.38% due 07/15/28		100,000	100,213
Alumina Pty Ltd.
6.38% due 09/15/32[4]		200,000	205,027
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]		200,000	199,839
INEOS Finance plc
6.75% due 05/15/28[4]		200,000	196,175
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]		110,000	108,768
4.50% due 06/01/31[4]		75,000	70,690
WR Grace Holdings LLC
6.63% due 08/15/32[4]		125,000	123,597
4.88% due 06/15/27[4]		49,000	48,696
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]		125,000	122,345
Novelis Corp.
4.75% due 01/30/30[4]		125,000	120,583

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 83.9% (continued)
Basic Materials - 6.3% (continued)
Compass Minerals International, Inc.
6.75% due 12/01/27[4]		$60,000	$60,057
8.00% due 07/01/30[4]		50,000	52,259
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]		100,000	105,880
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[4]		100,000	100,316
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		75,000	73,500
Mirabela Nickel Ltd.
due 06/24/19†††,1,6		390,085	975
Total Basic Materials			1,817,374
Communications - 5.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32		225,000	204,765
4.50% due 06/01/33[4]		125,000	111,133
4.25% due 01/15/34[4]		100,000	86,456
CSC Holdings LLC
4.13% due 12/01/30[4]		200,000	130,971
4.63% due 12/01/30[4]		200,000	70,169
3.38% due 02/15/31[4]		75,000	48,371
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]		200,000	190,530
Altice France S.A.
5.13% due 07/15/29[4]		175,000	149,450
AMC Networks, Inc.
10.50% due 07/15/32[4]		125,000	132,179
4.25% due 02/15/29		7,000	6,090
Match Group Holdings II LLC
3.63% due 10/01/31[4]		150,000	135,948
McGraw-Hill Education, Inc.
8.00% due 08/01/29[4]		100,000	101,842
7.38% due 09/01/31[4]		25,000	25,974
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[4]		100,000	96,049
7.38% due 02/15/31[4]		25,000	26,374
Gen Digital, Inc.
6.25% due 04/01/33[4]		75,000	76,566
Lamar Media Corp.
5.38% due 11/01/33[4]		50,000	49,632
Total Communications			1,642,499
Technology - 3.8%
Dye & Durham Ltd.
8.63% due 04/15/29[4]		200,000	197,775
Capstone Borrower, Inc.
8.00% due 06/15/30[4]		175,000	183,013
Cloud Software Group, Inc.
6.63% due 08/15/33[4]		150,000	152,695
Castor S.p.A.
7.26% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,4	EUR	125,000	134,587
TeamSystem SpA
5.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,4	EUR	100,000	117,767
Amentum Holdings, Inc.
7.25% due 08/01/32[4]		100,000	103,837
Xerox Corp.
10.25% due 10/15/30[4]		100,000	101,584
Fair Isaac Corp.
6.00% due 05/15/33[4]		100,000	101,244
Playtika Holding Corp.
4.25% due 03/15/29[4]		9,000	8,263
Total Technology			1,100,765
Utilities - 0.5%
Terraform Global Operating, LP
6.13% due 03/01/26[4]		162,000	159,952
Total Corporate Bonds
(Cost $24,726,828)			24,319,239

SENIOR FLOATING RATE INTERESTS††,◊ - 13.0%
Consumer, Cyclical - 3.7%
PetSmart LLC
8.14% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/32		144,000	141,751
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
due 04/03/25[6]		185,813	130,069
AmSpec Parent LLC
7.50% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31		96,770	97,073
CCRR Parent, Inc.
8.71% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28		243,925	75,617
American Auto Auction Group LLC
8.50% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32		74,625	75,171
Tortuga Resorts GHD LLC
due 08/13/32		75,000	75,047
ATG Entertainment
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/19/32		74,813	75,047
Secretariat Advisors LLC
8.00% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/27/32		66,601	66,560
Weight Watchers International, Inc.
10.80% (3 Month Term SOFR + 6.80%, Rate Floor: 7.30%) due 06/24/30		71,840	65,015
Scenic Cruises
8.51% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/19/32		50,000	50,000
TransNetwork LLC
8.75% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/30/30		49,496	49,166

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 13.0% (continued)
Consumer, Cyclical - 3.7% (continued)
Galaxy US Opco, Inc.
10.06% (3 Month Term SOFR + 5.75%, Rate Floor: 6.25%) due 07/31/30	$50,208	$45,470
Upbound Group, Inc.
6.88% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/32	45,494	45,380
Asphalt Atd Holdco, LLC
5.50% (3 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 02/28/30†††	33,691	33,691
Blue Ribbon LLC
12.09% (1 Month Term SOFR + 4.00%, Rate Floor: 8.09%) (in-kind rate was 4.00%) due 05/08/28†††,7	30,667	30,207
Socotec Holding
7.37% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/02/31	24,750	24,863
Total Consumer, Cyclical		1,080,127
Industrial - 2.7%
Dispatch Terra Acquisition LLC
8.40% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	143,745	140,121
Merlin Buyer, Inc.
due 12/14/28	99,742	99,991
Michael Baker International LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	97,149	97,301
Hobbs & Associates LLC
6.91% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	74,796	74,695
Pelican Products, Inc.
8.51% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	87,893	74,445
Aegion Corp.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	72,080	72,098
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	74,438	71,832
Cognita Ltd.
7.87% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/27/31	49,626	49,750
STS Operating, Inc.
8.26% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	49,250	48,901
Mannington Mills, Inc.
8.91% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	49,250	48,019
Total Industrial		777,153
Consumer, Non-cyclical - 2.2%
IVI America LLC
7.25% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/14/31	69,300	69,646
due 04/14/31	35,000	35,175
due 04/09/31	25,000	25,125
Recess Holdings, Inc.
8.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	123,505	123,858
Outcomes Group Holdings, Inc.
7.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/06/31	99,002	99,409
Gibson Brands, Inc.
9.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	93,844	88,166
Women’s Care Holdings, Inc.
8.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	61,263	55,596
Blue Ribbon LLC
10.55% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	81,250	49,806
Balrog Acquisition, Inc.
8.78% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	48,875	46,920
Midwest Physician Administrative Services
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	46,259	42,970
Total Consumer, Non-cyclical		636,671
Technology - 1.9%
DS Admiral Bidco LLC
8.41% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	146,493	146,248
Pushpay USA, Inc.
7.62% (6 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/18/31	99,250	99,622
Blackhawk Network Holdings, Inc.
8.16% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	74,065	74,285

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 13.0% (continued)
Technology - 1.9% (continued)
Modena Buyer LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	$74,438	$73,428
Polaris Newco LLC
8.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	74,419	71,638
Planview Parent, Inc.
7.50% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	54,314	53,409
Leia Finco US LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	34,825	34,798
Total Technology		553,428
Financial - 1.2%
CFC USA 2025 LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/29/32	125,000	119,063
Asurion LLC
8.51% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	78,788	79,012
Boots Group Bidco Ltd.
7.70% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/30/32	75,000	75,156
Fusion Intermediate, LLC
12.10% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 06/06/30	55,706	56,820
Apex Group Treasury LLC
7.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	24,938	24,345
Total Financial		354,396
Basic Materials - 1.2%
GrafTech Finance, Inc.
10.16% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	135,903	138,010
Discovery Purchaser Corp.
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	124,065	123,342
NIC Acquisition Corp.
8.01% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	87,154	72,599
Total Basic Materials		333,951
Communications - 0.1%
Xplore, Inc.
6.00% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 10/24/31	29,232	19,975
9.28% (3 Month Term SOFR + 1.50%, Rate Floor: 5.78%) (in-kind rate was 3.50%) due 10/23/29[7]	8,376	7,874
Total Communications		27,849
Total Senior Floating Rate Interests
(Cost $4,011,991)		3,763,575
SENIOR FIXED RATE INTERESTS†† - 0.2%
Consumer, Cyclical - 0.2%
Savers, Inc.
7.03% due 09/13/32	75,000	75,000
Total Senior Fixed Rate Interests
(Cost $74,626)		75,000
Total Investments - 101.4%
(Cost $30,763,451)		$29,388,975
Other Assets & Liabilities, net - (1.4)%		(394,591)
Total Net Assets - 100.0%		$28,994,384

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	CAD	Sell	81,000	58,672 USD	10/17/25	$397
Morgan Stanley Capital Services LLC	EUR	Sell	1,221,000	1,435,143 USD	10/17/25	(28)
						$369

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,010 (cost $355,998), or less than 0.1% of total net assets — See Note 6.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of September 30, 2025.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $21,779,162 (cost $21,889,628), or 75.1% of total net assets.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Security is in default of interest and/or principal obligations.
[7]	Payment-in-kind security.

CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,468	$140,103	$55,670	$234,241
Preferred Stocks	—	313,075	2	313,077
Rights	—	—	154	154
Money Market Fund	683,689	—	—	683,689
Corporate Bonds	—	24,318,264	975	24,319,239
Senior Floating Rate Interests	—	3,652,757	110,818	3,763,575
Senior Fixed Rate Interests	—	75,000	—	75,000
Forward Foreign Currency Exchange Contracts**	—	397	—	397
Total Assets	$722,157	$28,499,596	$167,619	$29,389,372

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$28	$—	$28
Unfunded Loan Commitments (Note 5)	—	—	5	5
Total Liabilities	$—	$28	$5	$33

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25
Common Stocks
BP Holdco LLC*	$634	$–	$–	$–	$(207)	$427	523

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Diversification Status
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series P (High Yield Series)	Diversified

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their Net Asset Value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds (" ETFs") and listed closed-end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded.

Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Typically, loans are valued using information provided by an independent third-party pricing service that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a third-party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Funds determine their NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third-party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index) for a fixed or variable interest rate. Total return will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4– Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At September 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series E (Total Return Bond Series)	$229,578,338	$2,327,262	$(7,950,773)	$(5,623,511)
Series F (Floating Rate Strategies Series)	50,765,304	195,488	(1,492,494)	(1,297,006)
Series P (High Yield Series)	30,765,185	663,836	(2,039,677)	(1,375,841)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2025. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2025, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Capstone Acquisition Holdings, Inc.	11/12/29	$12,076	$55
	Datix Bidco Ltd.	04/25/31	40,050	–
	MB2 Dental Solutions LLC	02/13/31	35,455	40
				95
Series F (Floating Rate Strategies Series)
	Aegion Corp.	05/17/28	27,922	–
	AmSpec Parent LLC	12/22/31	16,028	–
	Citrin Cooperman Advisors LLC	04/01/32	6,364	34
	GrafTech Finance, Inc.	11/04/29	16,254	–
	Hanger, Inc.	10/23/31	11,635	–
	Secretariat Advisors LLC	02/21/32	16,627	10
				44
Series P (High Yield Series)
	AmSpec Parent LLC	12/22/31	8,436	–
	GrafTech Finance, Inc.	11/04/29	77,659	–
	Secretariat Advisors LLC	02/21/32	8,065	5
				5

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$–	$60
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	67,474	64,263
			67,474	64,323
Series P (High Yield Series)
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.	04/23/24	1,343	23
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.	04/23/24	746	12
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	353,909	975
			355,998	1,010

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.